BASIS OF PRESENTATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) lease_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Cash and Cash Equivalents
Cash and cash equivalents, not immediately available for use	$ 4.6	$ 12.6
Inventories
Percentage of weighted average cost inventory	10.00%
Percentage of FIFO inventory	90.00%
Inventory reserves	$ 53.2	49.8
Debt Issuance Costs
Debt and Credit Agreement issuance costs	17.0	19.0
Accumulated Amortization of Debt Issuance Costs	12.2	7.6
Impairment of Long-Lived Assets
Fixed asset impairment	1.5	2.5	$ 7.3
Accounts Receivable and Allowance for Doubtful Accounts
Trade receivables sold	1,108.0	940.1	631.1
Trade receivables held-for-sale, amount	83.9	85.1
Changes in consolidated current and non-current product warranty liability
Beginning Balance	39.8	35.7
Accruals for warranties issued during the period	41.1	43.7
Changes in estimates	13.4	7.2
Settlements during the year	(50.1)	(46.1)
Foreign exchange effect/other	3.3	(0.7)
Ending Balance	47.5	39.8	35.7
Research and Development Costs
Research and Development Costs	72.4	63.2	55.6
Recently Issued Accounting Standards
Operating lease liability	$ 130.6
Plant
Leases
Number of units in lease | lease_unit	100
Vehicles
Leases
Number of units in lease | lease_unit	500
Office And Industrial Equipment
Leases
Number of units in lease | lease_unit	400
Minimum
Intangible Assets
Useful life (in years)	1 year
Minimum | Plant
Property, Plant and Equipment
Useful life (in years)	1 year
Minimum | Equipment
Property, Plant and Equipment
Useful life (in years)	2 years
Maximum
Intangible Assets
Useful life (in years)	99 years
Maximum | Plant
Property, Plant and Equipment
Useful life (in years)	40 years
Maximum | Equipment
Property, Plant and Equipment
Useful life (in years)	20 years
Accounting Standards Update 2016-02
Recently Issued Accounting Standards
Operating lease liability				$ 138.0
Discontinued Operations
Accounts Receivable and Allowance for Doubtful Accounts
Trade receivables sold	$ 1.1	1.3	$ 1.5
Trade receivables held-for-sale, amount		$ 0.2
Discontinued Operations | Accounting Standards Update 2016-02
Recently Issued Accounting Standards
Operating lease liability				$ 6.0